Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
Cash	$ 7,929	$ 13,447
Current Assets	10,098	15,418
Current liabilities	5,908	7,412
Working capital deficiency	4,200	$ 8,000
Derivative liabilities	$ 1,900